Wilson Bank Holding Company - Parent Company Financial Information	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Wilson Bank Holding Company - Parent Company Financial Information
(21)	Wilson Bank Holding Company

- Parent Company Financial Information

WILSON BANK HOLDING COMPANY

(Parent Company Only)

Balance Sheets

December 31, 2014 and 2013

	Dollars In Thousands
	2014		2013
ASSETS
Cash	$1,120	*	2,662	*
Investment in wholly-owned commercial bank subsidiary	199,560		174,836
Refundable income taxes	212		173

Total assets	$200,892		177,671

LIABILITIES AND STOCKHOLDERS’ EQUITY
Stockholders’ equity:
Common stock, par value $2.00 per share, authorized 15,000,000 shares, 7,571,968 and 7,498,588 shares issued and outstanding, respectively	$15,144		14,997
Additional paid-in capital	57,709		54,519
Retained earnings	128,718		112,451
Net unrealized losses on available-for-sale securities, net of income taxes of $421 and $2,666, respectively	(679)		(4,296)

Total stockholders’ equity	200,892		177,671

Total liabilities and stockholders’ equity	$200,892		177,671

*	Eliminated in consolidation.

WILSON BANK HOLDING COMPANY

(Parent Company Only)

Statements of Earnings and Comprehensive Earnings

Three Years Ended December 31, 2014

	Dollars In Thousands
	2014	2013	2012
Expenses:
Directors’ fees	$351	337	319
Other	191	83	88

Loss before Federal income tax benefits and equity in undistributed earnings of commercial bank subsidiaries	(542)	(420)	(407)
Federal income tax benefits	212	173	173

	(330)	(247)	(234)
Equity in undistributed earnings of commercial bank subsidiary	21,107 *	16,116 *	12,382 *

Net earnings	20,777	15,869	12,148

Other comprehensive earnings (losses), net of tax:
Net unrealized gains (losses) on available-for-sale- securities arising during period, net of taxes of $2,454, $4,231 and $1,158, respectively	3,953	(6,820)	1,867
Reclassification adjustments for net gains included in net earnings, net of taxes of $209, $30 and $100, respectively	(336)	(48)	(160)

Other comprehensive earnings (losses)	3,617	(6,868)	1,707

Comprehensive earnings	$24,394	9,001	13,855

*	Eliminated in consolidation.

WILSON BANK HOLDING COMPANY

(Parent Company Only)

Statements of Changes in Stockholders’ Equity

Three Years Ended December 31, 2014

	Dollars In Thousands
				Net Unrealized
		Additional		Gain (Loss) On
	Common	Paid-In	Retained	Available-For-
	Stock	Capital	Earnings	Sale Securities	Total
Balance December 31, 2011	14,608	46,734	95,141	865	157,348
Cash dividends declared, $.85 per share	—	—	(6,243)	—	(6,243)
Issuance of 106,230 shares of stock pursuant to dividend reinvestment plan	212	4,306	—	—	4,518
Issuance of 8,788 shares of stock pursuant to exercise of stock options	18	171	—	—	189
Share based compensation expense	—	31	—	—	31
Net change in fair value of available-for-sale securities during the year, net of taxes of $1,058	—	—	—	1,707	1,707
Net earnings for the year	—	—	12,148	—	12,148

Balance December 31, 2012	14,838	51,242	101,046	2,572	169,698
Cash dividends declared, $.60 per share	—	—	(4,464)	—	(4,464)
Issuance of 73,411 shares of stock pursuant to dividend reinvestment plan	147	3,101	—	—	3,248
Issuance of 5,973 shares of stock pursuant to exercise of stock options	12	144	—	—	156
Share based compensation expense	—	32	—	—	32
Net change in fair value of available-for-sale securities during the year, net of taxes of $4,261	—	—	—	(6,868)	(6,868)
Net earnings for the year	—	—	15,869	—	15,869

Balance December 31, 2013	14,997	54,519	112,451	(4,296)	177,671
Cash dividends declared, $.60 per share	—	—	(4,510)	—	(4,510)
Issuance of 69,289 shares of stock pursuant to dividend reinvestment plan	139	3,065	—	—	3,204
Issuance of 6,144 shares of stock pursuant to exercise of stock options	12	174	—	—	186
Share based compensation expense	—	41	—	—	41
Net change in fair value of available-for-sale securities during the year, net of taxes of $2,245	—	—	—	3,617	3,617
Repurchase of 2,053 common shares	(4)	(90)	—	—	(94)
Net earnings for the year	—	—	20,777	—	20,777

Balance December 31, 2014	$15,144	57,709	128,718	(679)	200,892

WILSON BANK HOLDING COMPANY

(Parent Company Only)

Statements of Cash Flows

Three Years Ended December 31, 2014

Increase (Decrease) in Cash and Cash Equivalents

	Dollars In Thousands
	2014	2013	2012
Cash flows from operating activities:
Cash paid to suppliers and other	$(501)	(388)	(376)
Tax benefits received	173	173	170

Net cash used in operating activities	(328)	(215)	(206)

Cash flows from investing activities:
Dividends received from commercial bank subsidiary	—	2,600	1,500

Net cash provided by investing activities	—	2,600	1,500

Cash flows from financing activities:
Dividends paid	(4,510)	(4,464)	(6,243)
Proceeds from sale of stock pursuant to dividend reinvestment	3,204	3,248	4,518
Proceeds from exercise of stock options	186	156	189
Common shares repurchased	(94)	—	—

Net cash used in financing activities	(1,214)	(1,060)	(1,536)

Net increase (decrease) in cash and cash equivalents	(1,542)	1,325	(242)
Cash and cash equivalents at beginning of year	2,662	1,337	1,579

Cash and cash equivalents at end of year	$1,120	2,662	1,337

	Dollars In Thousands
	2014	2013	2012
Reconciliation of net earnings to net cash used in operating activities:
Net earnings	$20,777	15,869	12,148
Adjustments to reconcile net earnings to net cash used in operating activities:
Equity in earnings of commercial bank subsidiary	(21,107)	(16,116)	(12,382)
Increase in refundable income taxes	(39)	—	(3)
Share based compensation expense	41	32	31

Total adjustments	(21,105)	(16,084)	(12,354)

Net cash used in operating activities	$(328)	(215)	(206)